Investments in Associates and Joint Ventures - Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in associates and joint ventures [abstract]
Investment in associates and joint ventures, beginning balance	¥ 257,953	¥ 239,584
Change of the cost	12,877	11,400
Share of profit or loss	3,628	10,328	¥ 8,336
Dividends declared	(5,373)	(4,480)
Other equity movements	(4,756)	1,121
Impairment	(3,150)
Investment in associates and joint ventures, ending balance	¥ 261,179	¥ 257,953	¥ 239,584